Listing and related expenses (Details Narrative) - INR (₨) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Equity shares, fresh issue	54,577,465
Equity shares, face value	₨ 1
Issue price per share	₨ 142
Cash consideration	₨ 61,253
Adjusted share transaction	3,285
Prepayments of other assets	412,407	₨ 412,407	₨ 108,956
Prepaid expense	281,885
Prepayments of other assets	₨ 54,238		₨ 23,591
Yatra India [Member]
IfrsStatementLineItems [Line Items]
Equity shares, fresh issue	42,394,366
Shareholders [Member]
IfrsStatementLineItems [Line Items]
Equity shares, fresh issue	12,183,099
Intermediate holdco of yatra india [member]
IfrsStatementLineItems [Line Items]
Equity shares, fresh issue	11,751,729
Noncontrolling interest yatra india [member]
IfrsStatementLineItems [Line Items]
Equity shares, fresh issue	431,360